SIGNIFICANT ACCOUNTING POLICIES - Schedule of Equipment, Declining Method Annual Rates (Details)	12 Months Ended
Dec. 31, 2022
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, amortization rate	20.00%
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, amortization rate	30.00%
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Equipment, amortization rate	30.00%
Mining and exploration equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, amortization rate	20.00%